                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ John E. Runnells         Summit, New Jersey   November 7, 2008
   -------------------------------    ------------------   ----------------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          16
                                        --------------------

Form 13F Information Table Value Total:       $101,075
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

                           FORM 13F INFORMATIONAL TABLE

        COLUMN 1         COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                     VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
Alsius Corp.             COM             465707107       348    409,432  SH            SOLE        N/A       409,432
Am. Med. Systems         COM             02744M108     7,243    407,847  SH            SOLE        N/A       407,847
Conceptus                COM             206016107     9,852    594,200  SH            SOLE        N/A       594,200
Elan                     ADR             284131208     7,469    700,000  SH            SOLE        N/A       700,000
Endocare Inc.            COM             29264P104       352    234,721  SH            SOLE        N/A       234,721
Endologix                COM             29266S106     1,380    663,333  SH            SOLE        N/A       663,333
EV3 Inc.                 COM             26928A200    37,821  3,767,024  SH            SOLE        N/A     3,767,024
Health Grades            COM             42218Q102     2,460    866,252  SH            SOLE        N/A       866,252
Johnson & Johnson        COM             478160104     6,747     97,388  SH            SOLE        N/A        97,388
McKesson                 COM             58155Q103     1,855     34,474  SH            SOLE        N/A        34,474
Micrus Endovascular      COM             59518V102     8,148    584,100  SH            SOLE        N/A       584,100
Omrix Biopharmaceuticals COM             681989109    10,638    593,000  SH            SOLE        N/A       593,000
Orthologic               COM             68750J107        18     20,000  SH            SOLE        N/A        20,000
SenoRx                   COM             81724W104     2,807    568,200  SH            SOLE        N/A       568,200
Vnus Medical             COM             928566108       419     20,000  SH            SOLE        N/A        20,000
Zix Corp.                COM             98974P100     3,518  1,556,810  SH            SOLE        N/A     1,556,810